UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.89%
	Business Services - 28.79%
6,185,432	ACI Worldwide, Inc.(a)(b)	$138,368,114
1,548,714	ANSYS, Inc.(a)	188,447,520
1,185,222	Ellie Mae, Inc.(a)	130,267,750
2,437,848	Guidewire Software, Inc.(a)	167,504,536
4,253,139	NIC, Inc. (b)	80,596,984
304,711	Nuance Communications, Inc.(a)	5,305,018
2,101,127	Paycom Software, Inc.(a)	143,738,098
1,991,740	PROS Holdings, Inc.(a)(b)	54,553,759
1,137,714	Tyler Technologies, Inc.(a)	199,862,218

		1,108,643,997

	Consumer Related - 0.65%
130,997	Dolby Laboratories, Inc. - Class A	6,413,613
1,576,390	Zoe’s Kitchen, Inc.(a)(b)	18,774,805

		25,188,418

	Industrial Products & Systems - 15.68%
1,748,048	Balchem Corp.(b)	135,840,810
2,355,847	Cognex Corp.	200,011,410
1,018,105	Diodes, Inc.(a)	24,465,063
910,355	DMC Global, Inc.(b)	11,925,651
271,239	FLIR Systems, Inc.	9,401,144
729,019	Geospace Technologies Corp.(a)(b)	10,082,333
1,975,237	Proto Labs, Inc.(a)(b)	132,834,688
1,858,628	Sun Hydraulics Corp.(b)	79,307,657

		603,868,756

	Information/Knowledge Management - 16.59%
1,837,432	American Software, Inc. - Class A(b)	18,907,175
2,478,363	Blackbaud, Inc.(b)	212,519,627
3,589,689	Manhattan Associates, Inc.(a)(b)	172,520,454
3,418,924	NetScout Systems, Inc.(a)	117,610,986
4,321,657	Quality Systems, Inc.(a)(b)	74,375,717
1,618,110	Vocera Communications, Inc.(a)(b)	42,750,466

		638,684,425

	Medical/Health Care - 32.58%
1,583,864	Abaxis, Inc.(b)	83,976,469
711,823	ABIOMED, Inc.(a)	102,004,236
1,056,807	Bio-Techne Corp.	124,174,823
430,257	Bruker Corp.	12,408,612
1,992,273	Cantel Medical Corp.	155,217,989
1,157,217	Cardiovascular Systems, Inc.(a)	37,297,104
4,189,227	Endologix, Inc.(a)(b)	20,359,643
435,770	Incyte Corp.(a)	54,867,801
1,022,360	Inogen, Inc.(a)	97,553,591
2,997,208	Ironwood Pharmaceuticals, Inc.(a)	56,587,287
2,779,587	Medidata Solutions, Inc.(a)	217,363,703
2,464,906	Meridian Bioscience, Inc.(b)	38,822,270
2,520,402	Quidel Corp.(a)(b)	68,403,710

Shares		Value (Note 1)

COMMON STOCKS - 98.89% (continued)
	Medical/Health Care - 32.58% (continued)
3,024,107	Veeva Systems, Inc. - Class A(a)	$185,408,000

		1,254,445,238

	Miscellaneous - 4.60%
2,563,409	Neogen Corp.(a)(b)	177,157,196

Total Common Stocks (Cost $2,021,834,840)		3,807,988,030

SHORT TERM INVESTMENTS - 0.89%
34,074,106	Dreyfus Government Cash Management Institutional Shares, 0.91%(c)	34,074,106

Total Short Term Investments (Cost $34,074,106)		34,074,106

Total Value of Investments (Cost $2,055,908,946) - 99.78%		3,842,062,136
Other Assets in Excess of Liabilities - 0.22%		8,634,709

Net Assets - 100.00%		$3,850,696,845

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	28.79%	$1,108,643,997
Cash & Equivalents	0.89%	34,074,106
Consumer Related	0.65%	25,188,418
Industrial Products & Systems	15.68%	603,868,756
Information/Knowledge Management	16.59%	638,684,425
Medical/Health Care	32.58%	1,254,445,238
Miscellaneous	4.60%	177,157,196
Other assets in excess of liabilities	0.22%	8,634,709

Total	100.00%	$3,850,696,845

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2017 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.51%
	Bermuda - 1.79%
12,830	Invesco, Ltd.	$451,488
20,796	Nabors Industries, Ltd.	169,279

		620,767

	Canada - 3.14%
29,700	Canadian Natural Resources, Ltd.	857,013
18,627	Dominion Diamond Corp.	234,417

		1,091,430

	Denmark - 2.50%
20,246	Novo Nordisk A/S - Class B	867,017

	Finland - 1.71%
11,653	Kone OYJ - Class B	592,805

	France - 6.16%
5,240	Dassault Systemes SE	469,752
3,052	Essilor International SA	388,323
2,230	Ingenico Group SA	202,461
4,895	Sanofi	468,288
5,135	Societe BIC SA	609,368

		2,138,192

	Germany - 6.52%
5,769	Bayerische Motoren Werke AG	535,559
17,606	Carl Zeiss Meditec AG	913,740
7,820	SAP SE	816,797

		2,266,096

	Hong Kong - 2.12%
794,146	Kingdee International Software Group Co., Ltd.(a)	330,578
155,443	Kingsoft Corp., Ltd.	405,160

		735,738

	Ireland - 16.05%
23,473	Avadel Pharmaceuticals PLC(a)(b)	258,907
12,938	DCC PLC	1,177,892
15,612	ICON PLC(a)	1,526,697
13,671	Johnson Controls International PLC	592,775
5,402	Paddy Power Betfair PLC	576,701
5,218	Shire PLC	288,022
465,178	Total Produce PLC	1,152,929

		5,573,923

	Israel - 3.25%
7,923	Check Point Software Technologies, Ltd.(a)	864,241
8,025	Teva Pharmaceutical Industries, Ltd.(b)	266,590

		1,130,831

	Italy - 2.16%
37,506	Azimut Holding SpA	751,799

Shares		Value (Note 1)

COMMON STOCKS - 98.51% (continued)
	Japan - 10.79%
11,300	CyberAgent, Inc.	$350,127
25,699	Japan Tobacco, Inc.	901,836
39,110	Mitsubishi Estate Co., Ltd.	727,955
43,433	Rakuten, Inc.	510,499
18,867	Sapporo Holdings, Ltd.	519,168
28,602	Yamaha Motor Co., Ltd.	736,951

		3,746,536

	Mexico - 2.69%
94,754	Fomento Economico Mexicano SAB de CV	933,143

	Netherlands - 5.39%
26,722	QIAGEN NV	895,989
23,097	Wolters Kluwer NV	977,784

		1,873,773

	Singapore - 0.33%
117,224	UOB-Kay Hian Holdings, Ltd.	114,946

	South Africa - 1.39%
17,263	Sasol, Ltd.(b)	482,501

	Spain - 2.17%
27,111	Grifols SA	755,078

	Switzerland - 12.69%
210	Chocoladefabriken Lindt & Spruengli AG	1,217,645
408	Givaudan SA	816,085
8,744	Nestle SA	760,963
3,514	Roche Holding AG	894,899
1,948	The Swatch Group AG	719,352

		4,408,944

	United Kingdom - 17.66%
109,910	BAE Systems PLC	906,870
23,458	Carnival Corp.	1,538,141
29,885	Diageo PLC	882,985
305,917	Man Group PLC	616,788
75,098	RELX PLC	1,623,670
63,071	UBM PLC	566,813

		6,135,267

Total Common Stocks (Cost $27,770,764)		34,218,786

SHORT TERM INVESTMENTS - 1.20%
418,378	Dreyfus Government Cash Management Institutional Shares, 0.91%(c)	418,378

Total Short Term Investments (Cost $418,378)		418,378

Total Value of Investments (Cost $28,189,142) - 99.71%		34,637,164
Other Assets in Excess of Liabilities - 0.29%		99,169

Net Assets - 100.00%		$34,736,333

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Cash & Equivalents	1.20%	$418,378
Consumer Discretionary	15.93%	5,534,143
Consumer Staples	18.33%	6,368,669
Energy	4.35%	1,508,793
Financials	5.57%	1,935,021
Health Care	21.66%	7,523,550
Industrials	18.66%	6,481,164
Information Technology	8.89%	3,088,989
Materials	3.02%	1,050,502
Real Estate	2.10%	727,955
Other assets in excess of liabilities	0.29%	99,169

Total	100.00%	$34,736,333

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of June 30, 2017 (Unaudited)

Shares	Value (Note 1)

COMMON STOCKS - 88.48%
	Business Services - 9.88%
4,118	Ellie Mae, Inc.(a)	$452,609
3,597	Equifax, Inc.	494,300
1,767	FactSet Research Systems, Inc.	293,640
3,927	Tyler Technologies, Inc.(a)	689,856

		1,930,405

	Consumer Related - 15.63%
4,131	Expedia, Inc.	615,312
13,256	LKQ Corp.(a)	436,785
12,216	Norwegian Cruise Line Holdings, Ltd.(a)	663,207
2,259	O’Reilly Automotive, Inc.(a)	494,134
5,112	Tractor Supply Co.	277,121
1,378	Ulta Beauty, Inc.(a)	395,955
7,825	Under Armour, Inc. - Class A(a)	170,272

		3,052,786

	Financial Services - 9.93%
7,717	Broadridge Financial Solutions, Inc.	583,097
16,504	The Charles Schwab Corp.	709,012
4,105	Evercore Partners, Inc. - Class A	289,402
4,829	T. Rowe Price Group, Inc.	358,360

		1,939,871

	Industrial Products & Systems - 18.08%
3,408	Acuity Brands, Inc.	692,778
3,021	Cognex Corp.	256,483
12,308	Fastenal Co.	535,767
2,093	IPG Photonics Corp.(a)	303,694
3,813	JB Hunt Transport Services, Inc.	348,432
5,104	MSC Industrial Direct Co. - Class A	438,740
16,536	Quanta Services, Inc.(a)	544,365
7,922	SiteOne Landscape Supply, Inc.(a)	412,420

		3,532,679

	Information/Knowledge Management - 17.81%
2,829	Akamai Technologies, Inc.(a)	140,913
4,107	ANSYS, Inc.(a)	499,740
6,472	Blackbaud, Inc.	554,974
7,075	Guidewire Software, Inc.(a)	486,123
8,189	Manhattan Associates, Inc.(a)	393,563
4,474	Mastercard, Inc. - Class A	543,367
5,296	MAXIMUS, Inc.	331,688
5,521	Red Hat, Inc.(a)	528,636

		3,479,004

	Medical/Health Care - 14.06%
5,542	Cerner Corp.(a)	368,377
2,568	Jazz Pharmaceuticals PLC(a)	399,324
7,525	Masimo Corp.(a)	686,129
3,532	PAREXEL International Corp.(a)	306,966

Shares	Value (Note 1)

COMMON STOCKS - 88.48% (continued)
	Medical/Health Care - 14.06% (continued)
1,139	Shire PLC(b)	$188,243
3,721	Stericycle, Inc.(a)	283,987
8,361	Veeva Systems, Inc. - Class A(a)	512,613

		2,745,639

	Miscellaneous - 3.09%
14,599	PulteGroup, Inc.	358,114
6,189	Toll Brothers, Inc.	244,527

		602,641

Total Common Stocks (Cost $12,133,377)		17,283,025

SHORT TERM INVESTMENTS - 11.51%
2,247,898	Dreyfus Government Cash Management Institutional Shares, 0.91%(c)	2,247,898

Total Short Term Investments (Cost $2,247,898)		2,247,898

Total Value of Investments (Cost $14,381,275) - 99.99%		19,530,923
Other Assets in Excess of Liabilities - 0.01%		2,716

Net Assets - 100.00%		$19,533,639

(a)Non-income producing investment.
(b)American Depositary Receipt.
(c)Represents 7 day effective yield at June 30, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	9.88%	$1,930,405
Cash & Equivalents	11.51%	2,247,898
Consumer Related	15.63%	3,052,786
Financial Services	9.93%	1,939,871
Industrial Products & Systems	18.08%	3,532,679
Information/Knowledge Management	17.81%	3,479,004
Medical/Health Care	14.06%	2,745,639
Miscellaneous	3.09%	602,641
Other assets in excess of liabilities	0.01%	2,716

Total	100.00%	$19,533,639

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of June 30, 2017 (Unaudited)

Shares	Value (Note 1)

COMMON STOCKS - 97.15%
	Argentina - 2.67%
734	MercadoLibre, Inc.	$184,146

	Australia - 5.44%
4,901	REA Group, Ltd.	250,123
10,056	Sirtex Medical, Ltd.	125,597

		375,720

	Austria - 0.74%
782	Schoeller-Bleckmann Oilfield Equipment AG(a)	51,178

	Canada - 5.39%
12,560	The Descartes Systems Group, Inc.(a)	305,574
1,064	Kinaxis, Inc.(a)	66,245

		371,819

	Denmark - 8.23%
6,026	Ambu A/S - Class B	388,753
5,882	NNIT A/S	179,342

		568,095

	France - 6.62%
8,819	Albioma SA	203,064
5,586	Interparfums SA	211,371
980	Stallergenes Greer PLC(a)	42,232

		456,667

	Germany - 11.92%
26,538	Evotec AG(a)	424,043
3,091	STRATEC Biomedical AG	202,644
3,085	Wirecard AG	196,331

		823,018

	Hong Kong - 2.24%
314,000	Kingdee International Software Group Co., Ltd.(a)	130,708
14,000	Lifestyle China Group, Ltd.(a)	4,698
14,000	Lifestyle International Holdings, Ltd.	19,223

		154,629

	India - 4.42%
3,815	CRISIL, Ltd.	114,738
11,457	Emami, Ltd.	190,641

		305,379

	Ireland - 6.79%
11,526	Avadel Pharmaceuticals PLC(a)(b)	127,132
67,362	Datalex PLC	307,750
316	Paddy Power Betfair PLC	33,735

		468,617

Shares	Value (Note 1)

COMMON STOCKS - 97.15% (continued)
	Israel - 4.93%
3,498	CyberArk Software, Ltd.(a)	$174,725
1,389	Mobileye NV(a)	87,229
2,402	Orbotech, Ltd.(a)	78,354

		340,308

	Italy - 0.87%
2,980	Azimut Holding SpA	59,733

	Japan - 12.21%
10,520	Hiday Hidaka Corp.	261,515
10,200	Kakaku.com, Inc.	146,278
7,400	M3, Inc.	203,628
3,668	Software Service, Inc.	159,145
1,542	Towa Pharmaceutical Co., Ltd.	71,976

		842,542

	Singapore - 0.20%
35,000	Hyflux, Ltd.	13,982

	South Africa - 1.22%
8,777	Famous Brands, Ltd.	84,533

	Switzerland - 2.03%
226	Partners Group Holding AG	140,116

	United Kingdom - 21.23%
23,364	Abcam PLC	296,240
11,055	Dechra Pharmaceuticals PLC	244,776
5,332	Fidessa Group PLC	160,908
2,083	GW Pharmaceuticals PLC(a)(b)	208,821
8,439	Immunodiagnostic Systems Holdings PLC	33,524
11,084	PayPoint PLC	127,690
5,264	Playtech PLC	65,201
80,828	Vectura Group PLC(a)	117,802
6,806	Victrex PLC	166,298
3,296	The Vitec Group PLC	43,830

		1,465,090

Total Common Stocks (Cost $5,475,422)		6,705,572

SHORT TERM INVESTMENTS - 2.15%
148,666	Dreyfus Government Cash Management Institutional Shares, 0.91%(c)	148,666

Total Short Term Investments (Cost $148,666)		148,666

Total Value of Investments (Cost $5,624,088) - 99.30%		6,854,238
Other Assets in Excess of Liabilities - 0.70%		48,039

Net Assets - 100.00%		$6,902,277

(a)Non-income producing investment .
(b)American Depositary Receipt.
(c)Represents 7 day effective yield at June 30, 2017.

Summary of Investments by Sector

Sector	% of Net Assets	Value

Business Services	12.20%	$842,236
Cash & Equivalents	2.15%	148,666
Consumer Related	13.25%	914,747
Industrial Products & Systems	5.75%	397,041
Information/Knowledge Management	29.92%	2,064,944
Medical/Healthcare	29.54%	2,038,764
Miscellaneous	6.49%	447,840
Other assets in excess of liabilities	0.70%	48,039

Total	100.00%	$6,902,277

See Notes to Schedule of Investments.

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund (previously the Brown Capital Management Mid-Cap Fund) is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2017:

Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$3,807,988,030	$–	$–	$3,807,988,030
Short Term Investments	34,074,106	–	–	34,074,106

Total	$3,842,062,136	$–	$–	$3,842,062,136

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$34,218,786	$–	$–	$34,218,786
Short Term Investments	418,378	–	–	418,378

Total	$34,637,164	$–	$–	$34,637,164

Mid Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$17,283,025	$–	$–	$17,283,025
Short Term Investments	2,247,898	–	–	2,247,898

Total	$19,530,923	$–	$–	$19,530,923

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$6,705,572	$–	$–	$6,705,572
Short Term Investments	148,666	–	–	148,666

Total	$6,854,238	$–	$–	$6,854,238

* See Schedule of Investments for industry/country classifications.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers among Levels 1, 2, and 3 during the period.

For the period ended June 30, 2017, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2017, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Brown Capital Management Small Company Fund
Security Name	Share Balance at April 1, 2017	Purchases	Purchases-in- Kind	Sales	Share balance at June 30, 2017	Market Value at June 30, 2017	Dividends	Realized Gains (Losses)

Abaxis, Inc.	1,579,364	-	4,500	-	1,583,864	$ 83,976,469	$ 221,111	$ -
ACI Worldwide, Inc.	7,017,735	-	20,000	(852,303)	6,185,432	138,368,114	-	2,525,824
American Software, Inc. - Class A	1,827,932	-	9,500	-	1,837,432	18,907,175	201,073	-
Balchem Corp.	1,743,048	-	5,000	-	1,748,048	135,840,810	-	-
Blackbaud, Inc.	2,696,297	-	8,000	(225,934)	2,478,363	212,519,627	296,444	2,922,114
DMC Global, Inc.	906,355	-	4,000	-	910,355	11,925,651	18,127	-
Endologix, Inc.	4,174,522	-	14,705	-	4,189,227	20,359,643	-	-
Geospace Technologies Corp.	727,019	-	2,000	-	729,019	10,082,333	-	-
Manhattan Associates, Inc.	3,161,446	418,243	10,000	-	3,589,689	172,520,454	-	-
Meridian Bioscience, Inc.	2,457,216	-	7,690	-	2,464,906	38,822,270	307,152	-
Neogen Corp.	2,555,909	-	7,500	-	2,563,409	177,157,196	-	-
NIC, Inc.	4,347,608	-	1,440	(95,909)	4,253,139	80,596,984	347,809	(280,577)
PROS Holdings, Inc.	1,983,740	-	8,000	-	1,991,740	54,553,759	-	-
Proto Labs, Inc.	1,970,237	-	5,000	-	1,975,237	132,834,688	-	-
Quality Systems, Inc.	4,308,257	-	13,400	-	4,321,657	74,375,717	-	-
Quidel Corp.	2,511,552	-	8,850	-	2,520,402	68,403,710	-	-
Sun Hydraulics Corp.	1,853,028	-	5,600	-	1,858,628	79,307,657	203,833	-
Vocera Communications, Inc.	1,610,995	-	7,115	-	1,618,110	42,750,466	-	-
Zoe’s Kitchen, Inc.	1,571,820	-	4,570	-	1,576,390	18,774,805	-	-

TOTAL						$ 1,572,077,528	$ 1,595,549	$ 5,167,361

2. FEDERAL INCOME TAX

At June 30, 2017, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,862,991,318	$7,285,661	$5,231,337	$1,531,338
Gross unrealized depreciation (excess of tax cost over value)	(90,923,591)	(1,088,996)	(306,131)	(305,086)

Net unrealized appreciation	$1,772,067,727	$6,196,665	$4,925,206	$1,226,252

Cost of investments for income tax purposes	$2,069,994,409	$28,440,499	$14,605,717	$5,627,986

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: August 25, 2017

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: August 25, 2017